                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-3181

                      (Investment Company Act File Number)

                      Federated Short-Term Municipal Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 6/30/05

               Date of Reporting Period: Six months ended 12/31/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Short-Term Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended June 30,
	12/31/2004		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.27		$10.48	$10.35	$10.27		$10.03	$10.20
Income From Investment Operations:
Net investment income	0.14		0.27	0.31	0.39	[1]	0.44	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.02		(0.21)	0.13	0.08	[1]	0.24	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.06	0.44	0.47		0.68	0.26
Less Distributions:
Distributions from net investment income	(0.14)		(0.27)	(0.31)	(0.39)		(0.44)	(0.43)
Net Asset Value, End of Period	$10.29		$10.27	$10.48	$10.35		$10.27	$10.03
Total Return [2]	1.51%		0.53%	4.32%	4.63%		6.90%	2.65%

Ratios to Average Net Assets:
Expenses	0.46	% [3]	0.47%	0.47%	0.47%		0.47%	0.47%
Net investment income	2.60	% [3]	2.56%	2.98%	3.75	% [1]	4.32%	4.29%
Expense waiver/reimbursement [4]	2.60	% [3]	2.56%	2.89%	3.75%		4.32%	4.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$297,688		$330,354	$342,549	$211,835		$167,025	$172,051
Portfolio turnover	10%		35%	28%	33%		58%	31%

1 Effective July 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended June 30,
	12/31/2004		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$10.27		$10.48	$10.35	$10.27		$10.03	$10.20
Income From Investment Operations:
Net investment income	0.12		0.24	0.29	0.36	[1]	0.41	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.02		(0.21)	0.13	0.08	[1]	0.24	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.14		0.03	0.42	0.44		0.65	0.24
Less Distributions:
Distributions from net investment income	(0.12)		(0.24)	(0.29)	(0.36)		(0.41)	(0.41)
Net Asset Value, End of Period	$10.29		$10.27	$10.48	$10.35		$10.27	$10.03
Total Return [2]	1.39%		0.28%	4.06%	4.37%		6.64%	2.39%

Ratios to Average Net Assets:
Expenses	0.71	% [3]	0.72%	0.72%	0.72%		0.72%	0.72%
Net investment income	2.34	% [3]	2.31%	2.75%	3.50	% [1]	4.08%	4.03%
Expense waiver/reimbursement [4]	0.36	% [3]	0.36%	0.36%	0.37%		0.40%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,234		$45,616	$24,230	$28,577		$21,851	$14,282
Portfolio turnover	10%		35%	28%	33%		58%	31%

1 Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended June 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2004	Ending Account Value 12/31/2004	Expenses Paid During Period	[1]
Actual:
Institutional Shares	$1,000	$1,015.10	$2.34
Institutional Service Shares	$1,000	$1,013.90	$3.60
Hypothetical (assuming a 5% return before expenses):
Institutional Shares:	$1,000	$1,022.89	$2.35
Institutional Service Shares	$1,000	$1,021.63	$3.62

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.46%
Institutional Service Shares	0.71%

Portfolio of Investments Summary Tables

At December 31, 2004, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	23.6%	Aaa	26.7%
AA	24.9%	Aa	14.6%
A	21.1%	A	24.6%
BBB	18.1%	Baa	11.4%
BB	1.2%	Ba	0.0%
B	0.0%	B	0.0%
Not Rated by S&P	11.1%	Not Rated by Moody's	22.7%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been prerefunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 2.5% do not have long-term ratings by either of these NRSROs.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

December 31, 2004 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--92.4%
		Alabama--3.2%
$2,000,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2007	AA/Aa3		$2,111,620
3,040,000		Alabama State Public School & College Authority, Revenue Bonds, 5.00%, 2/1/2008	AA/Aa3		3,272,651
2,760,000		DCH Health Care Authority, Health Care Facilities Revenue Bonds, 3.50%, 6/1/2005	A+/A1		2,773,110
1,275,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group)/(MBIA Insurance Corp. INS), 7/1/2006	AAA/Aaa		1,334,823
1,190,000		Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A), 5.50% (Coffee Health Group)/(MBIA Insurance Corp. INS), 7/1/2005	AAA/Aaa		1,210,504
		TOTAL			10,702,708
		Alaska--0.9%
3,000,000		Alaska State Housing Finance Corp., State Capital Project Revenue Bonds (Series 2001A), 5.00% (MBIA Insurance Corp. INS), 12/1/2006	AAA/Aaa		3,149,130
		Arizona--4.1%
1,165,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2007	A-/NR		1,195,627
760,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2009	A-/NR		779,843
1,500,000		Maricopa County, AZ Pollution Control Corp., (Series 1994C), 1.95% TOBs (Arizona Public Service Co.), Optional Tender 3/1/2005	BBB/Baa1		1,498,740
2,500,000		Maricopa County, AZ Pollution Control Corp., (Series 1994D), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		2,496,025
1,000,000		Maricopa County, AZ Pollution Control Corp., (Series 1994F), 1.875% TOBs (Arizona Public Service Co.), Mandatory Tender 3/1/2005	BBB/Baa1		998,750
500,000		Maricopa County, AZ Unified School District No. 210, GO UT, 5.00%, 7/1/2007	AA/Aa3		532,680
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Arizona--continued
$1,405,000		Mohave County, AZ IDA, Correctional Facilities Contract Revenue Bonds (Series 2004A), 5.00% (Mohave Prison LLC)/(XL Capital Assurance Inc. INS), 4/1/2007	AAA/NR		$1,482,598
2,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Refunding Revenue Bonds (Series 2002D), 5.00%, 1/1/2007	AA/Aa2		2,107,980
600,000		University Medical Center Corp., AZ, Hospital Revenue Bonds, 5.00% (University of Arizona Medical Center), 7/1/2009	BBB+/A3		646,884
1,000,000	[2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2008	BBB/NR		1,028,620
1,000,000	[2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 3.65% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2006	BBB/NR		1,005,770
		TOTAL			13,773,517
		Arkansas--1.6%
1,000,000		Arkansas Development Finance Authority, Correctional Facilities Refunding Revenue Bonds (Series 2003A), 5.00% (FGIC INS), 11/15/2006	AAA/Aaa		1,048,800
1,000,000		Arkansas Development Finance Authority, Exempt Facilities Revenue Bonds, 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2005	BBB/NR		999,640
125,000		Arkansas Development Finance Authority, SFM Revenue Bonds (Series 1997A-R), 6.50% (MBIA Insurance Corp. INS), 2/1/2011	AAA/NR		125,466
1,420,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.00% (Arkansas Children's Hospital), 3/1/2005	A/A2		1,424,516
1,595,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.75% (Arkansas Children's Hospital), 3/1/2008	A/A2		1,684,049
		TOTAL			5,282,471
		California--6.2%
3,000,000		California PCFA, Solid Waste Disposal Revenue Bonds, 2.85% TOBs (Republic Services, Inc.), Mandatory Tender 12/1/2005	BBB+/Baa2		3,000,840
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.50%, 5/1/2005	BBB+/A2		1,011,120
3,000,000		California State, Refunding UT GO Bonds, 5.00%, 2/1/2008	A/A3		3,221,640
5,000,000		California State, SAVRs (Series 2003 D-2), 2/24/2005	A/A3		4,996,400
5,575,000		California State, SAVRs (Series 2003 D-4), 2/1/2005	A/A3		5,574,889
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002C), 3.70% TOBs (Kaiser Permanente), Mandatory Tender 5/31/2005	A/A3		$1,006,720
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		1,030,880
1,000,000		Santa Clara County, CA Financing Authority, Special Obligation Bonds (Series 2003: Measure B Transportation Improvement Program), 4.00% (Santa Clara County, CA), 8/1/2006	NR/A2		1,023,470
		TOTAL			20,865,959
		Colorado--1.7%
35,000		Colorado HFA, SFM Revenue Bonds, (Series C-1), 7.65%, 12/1/2025	NR/Aa2		35,152
15,000		Colorado HFA, Single Family Program Subordinate Bonds (Series 1998B), 4.625%, 11/1/2005	NR/A1		15,044
1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	A-/A3		1,890,732
3,810,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	NR/A1		3,839,718
		TOTAL			5,780,646
		Connecticut--0.5%
1,500,000		Connecticut Development Authority, Refunding PCR Bonds, 3.00% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2009	NR/Baa2		1,486,365
		District of Columbia--0.3%
1,055,000		District of Columbia, Revenue Bonds (Series 1999), 3.60% TOBs (819 7th Street LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2009	A+/NR		1,048,491
		Florida--3.2%
1,000,000		Escambia County, FL Health Facilities Authority, Revenue Bonds (Series 2003A), 5.00% (Ascension Health Credit Group), 11/15/2008	AA/Aa2		1,078,640
475,000		Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, (Series 2), 4.75% (MBIA Insurance Corp. INS), 7/1/2019	AAA/Aaa		479,294
2,000,000	[2]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	NR/A3		2,000,320
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Florida--continued
$2,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	A/A2		$2,013,420
1,885,000		Miami-Dade County, FL School District, Certificates of Participation (Series A), 5.25% (FSA INS), 10/1/2006	AAA/Aaa		1,982,266
3,000,000		Orange County, FL, Health Facilities Authority, (Orlando Regional Healthcare System), (Series A), SAVRs, 2/10/2005, (Radian Asset Assurance INS)	AA/Aaa		3,000,000
		TOTAL			10,553,940
		Georgia--2.0%
935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2009	BBB+/NR		1,001,834
1,575,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.00% TOBs (John B. Sanifilippo & Son)/(Lasalle Bank, N.A. LOC), Mandatory Tender 6/1/2006	A+/NR		1,596,215
3,000,000		Municipal Electric Authority of Georgia, Combustion Turbine Project Revenue Bonds (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 11/1/2008	AAA/Aaa		3,271,860
950,000		Municipal Electric Authority of Georgia, Refunding Revenue Bonds (Series Z), 5.10% (FSA INS)/(Original Issue Yield: 5.15%), 1/1/2005	AAA/Aaa		950,000
		TOTAL			6,819,909
		Hawaii--0.3%
1,000,000		Hawaii State, GO UT (Series CB) Refunding Bonds, 5.75% (Original Issue Yield: 5.90%), 1/1/2007	AA-/Aa3		1,067,160
		Illinois--5.7%
1,000,000		Chicago, IL O'Hare International Airport, Revenue Bonds (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 1/1/2007	AAA/Aaa		1,049,520
2,500,000		Chicago, IL Transit Authority, Capital Grant Receipts Revenue Bonds (Series B), 5.00% (AMBAC INS), 6/1/2007	AAA/Aaa		2,529,425
1,550,000		Chicago, IL, GO UT Refunding Bonds, 6.30% (AMBAC INS)/ (Original Issue Yield: 6.40%), 1/1/2005	AAA/Aaa		1,550,000
2,325,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), (Series A), ARNs, (MBIA Insurance Corp. INS) 35-Day Reset	AAA/Aaa		2,325,000
5,175,000		Illinois Development Finance Authority, PCR, (Illinois Power Co.), ARNs, (AMBAC INS) 35-Day Reset	AAA/Aaa		5,175,000
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$3,000,000		Illinois State, UT GO Bonds (First Series of July 2002), 5.00% (MBIA Insurance Corp. INS), 7/1/2007	AAA/Aaa		$3,193,800
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50% (FSA INS), 12/30/2007	AAA/Aaa		3,321,633
		TOTAL			19,144,378
		Indiana--1.0%
1,000,000		Indiana Development Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.75% TOBs (Southern Indiana Gas & Electric Co.), Mandatory Tender 3/1/2006	BBB+/Baa1		1,020,560
1,000,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2007	AA/Aa2		1,077,710
315,000		Indiana State HFA, SFM Revenue Bonds, (Series C-3), 4.75%, 1/1/2029	NR/Aaa		317,759
1,000,000		Lawrenceburg, IN Pollution Control Revenue Board, PCR Bonds (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/1/2006	BBB/Baa2		1,000,250
		TOTAL			3,416,279
		Kansas--1.8%
2,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	BBB/A3		2,089,960
1,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998C), 2.38% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2005	BBB/A3		996,750
2,000,000		La Cygne, KS, Environmental Improvement Revenue Refunding Bonds (Series 1994), 2.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 9/1/2005	BBB/A2		1,994,800
840,000		Lawrence, KS Hospital Authority, Hospital Revenue Bonds, 3.25% (Lawrence Memorial Hospital), 7/1/2007	NR/Baa1		846,737
70,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA Collateralized Home Mortgage Program COL), 6/1/2013	NR/Aaa		71,130
		TOTAL			5,999,377
		Louisiana--2.2%
1,000,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	BBB+/Baa1		1,036,540
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Louisiana--continued
$1,750,000		Louisiana Public Facilities Authority, Revenue Bonds (Series 2002), 5.00% (Ochsner Clinic Foundation Project)/(MBIA Insurance Corp. INS), 5/15/2008	NR/Aaa		$1,887,410
2,000,000		Louisiana State Offshore Terminal Authority, Deep Water Port Refunding Revenue Bonds (Series 2003D), 4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008	A/A3		2,052,440
500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 2.15% TOBs (Loop LLC), Mandatory Tender 4/1/2005	A/A3		499,540
2,000,000		St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A), 4.90% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2005	BBB-/Baa2		2,017,140
		TOTAL			7,493,070
		Maryland--0.3%
1,000,000		Prince Georges County, MD, IDRB (Series 1993), 2.16% TOBs (International Paper Co.), Optional Tender 7/15/2005	BBB/Baa2		1,001,490
		Massachusetts--1.1%
1,500,000		Commonwealth of Massachusetts, Construction Loan LT GO Bonds (Series 2001C), 5.00%, 12/1/2010	AA-/Aa2		1,655,760
2,000,000		Commonwealth of Massachusetts, Construction Loan UT GO Bonds (Series 2002D), 5.25%, 8/1/2007	AA-/Aa2		2,143,880
5,000		Commonwealth of Massachusetts, UT GO, 4.00%, 8/1/2008	AA-/Aa2		5,241
		TOTAL			3,804,881
		Michigan--5.4%
1,250,000		Detroit, MI, Capital Improvement LT GO Bonds (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 4/1/2007	AAA/Aaa		1,323,413
1,000,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008	AAA/Aaa		1,098,760
2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund)/(U.S. Treasury COL), 10/1/2007	AAA/Aaa		2,697,075
1,450,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Drinking Water Revolving Fund), 10/1/2007	AAA/Aaa		1,563,100
1,250,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 1/1/2006	AAA/Aaa		1,285,125
4,000,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00%, 1/1/2005	AA/A1		4,000,000
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$1,500,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.00% (Henry Ford Health System, MI), 3/1/2007	A-/A1		$1,569,015
1,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2005	A/A2		1,019,800
875,000		Michigan State Hospital Finance Authority, Revenue Bonds, 5.00% (Oakwood Obligated Group), 11/1/2007	A/A2		926,336
1,510,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 2.00% (NSF International), 8/1/2006	A-/NR		1,495,278
1,135,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 4.00% (Covenant Medical Center, Inc.), 7/1/2006	A/NR		1,159,493
		TOTAL			18,137,395
		Minnesota--0.6%
440,000		Duluth, MN EDA, Health Care Facilities Revenue Bonds (Series 2004), 4.50% (Benedictine Health System-St. Mary's Duluth Clinic Health System Obligated Group), 2/15/2007	A-/NR		456,958
1,385,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2003), 4.50% (HealthPartners Obligated Group), 12/1/2006	BBB+/Baa1		1,421,827
		TOTAL			1,878,785
		Mississippi--0.4%
1,250,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2004B-2 R-Floats), 3.50% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2006	AA/NR		1,265,038
		Missouri--2.1%
895,000		Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, (Series A), 4.50% (St. Francis Medical Center, MO), 6/1/2006	A/NR		916,865
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2005	AA/Aa2		1,504,185
1,500,000		Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A), 5.25%, 2/1/2006	AA/Aa2		1,549,905
1,000,000		Missouri State HEFA, Revenue Anticipation Notes (Series 2002B), 3.00% (Evangel University), 4/22/2005	NR		999,680
2,000,000		Missouri State HEFA, Revenue Bonds (Series 2002A), 5.00% (SSM Health Care Credit Group), 6/1/2007	AA-/NR		2,112,560
		TOTAL			7,083,195
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Nebraska--0.5%
$1,665,000		Nebraska Public Power District, General Revenue Bonds (Series 2002B), 4.00% (AMBAC INS), 1/1/2006	AAA/Aaa		$1,695,070
		Nevada--0.5%
1,500,000	[2]	Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	BBB/NR		1,497,600
		New Jersey--1.2%
2,185,000		Bayonne, NJ, 3.00% BANs, 7/1/2005	NR		2,194,014
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2008	BBB/Baa2		536,665
680,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.70% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.80%), 11/1/2008	BBB-		675,437
600,000		New Jersey EDA, School Facilities Construction Revenue Bonds (Series 2004I), 5.00% (New Jersey State), 9/1/2009	A+/A1		655,038
		TOTAL			4,061,154
		New Mexico--0.9%
1,000,000		Farmington, NM, PCR Bonds (Series 2003B), 2.10% TOBs (Public Service Co., NM), Mandatory Tender 4/1/2006	BBB/Baa2		991,380
1,030,000		New Mexico State Hospital Equipment Loan Council, Hospital Revenue Bonds (Series 2003), 4.00% (St. Vincent Hospital)/(Radian Asset Assurance INS), 7/1/2007	AA/NR		1,064,433
1,000,000		Santa Fe, NM Community College District, GO UT, 5.45% (Original Issue Yield: 5.55%), 8/1/2010	NR/Aa3		1,057,230
		TOTAL			3,113,043
		New York--10.0%
1,000,000		Dutchess County, NY IDA, Revenue Bonds, 2.75% (Marist College), 7/1/2005	NR/Baa1		1,002,300
1,110,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	NR/Baa1		1,136,873
2,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003A), 4.50%, 6/1/2005	A-/Baa1		2,020,180
3,000,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds (Series 2002A), 5.00% (FSA INS), 11/15/2007	AAA/Aaa		3,220,590
1,250,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue Bonds (Series 2002A), 5.25% (FSA INS), 11/15/2008	AAA/NR		1,375,250
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		New York--continued
$1,000,000		New York City, NY Transitional Finance Authority, Secured Future Tax Revenue Bonds (Series 2003A), 5.00%, 2/1/2009	AA+/Aa2		$1,090,280
1,000,000		New York City, NY, UT GO Bonds (Series G), 5.00%, 8/1/2007	A/A2		1,061,810
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series E), 5.00%, 8/1/2005	A/A2		1,017,110
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series E), 5.00%, 8/1/2006	A/A2		1,041,440
2,000,000		New York City, NY, UT GO Bonds (Series 2002F), 5.25%, 8/1/2009	A/A2		2,191,760
1,000,000		New York City, NY, UT GO Bonds (Series D), 5.00%, 8/1/2006	A/A2		1,041,440
1,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	A/A2		1,061,810
2,000,000		New York City, NY, UT GO Bonds (Series G), 5.00%, 8/1/2008	A/A2		2,152,020
4,145,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2006	AA-/NR		4,264,210
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (Series 2002), 5.00% (New York State), 4/1/2006	AA-/A2		2,067,220
2,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (Series 2002), 5.00% (New York State), 4/1/2007	AA-/A2		2,117,000
2,000,000		New York State Urban Development Corp., Correctional & Youth Facilities Revenue Bonds (Series 2002A), 5.00% (New York State), 1/1/2008	AA-/A2		2,144,540
1,000,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2006	AA/NR		1,032,000
1,000,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2007	AA/NR		1,056,530
1,020,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 4.00%, 7/1/2008	NR/A3		1,061,707
		TOTAL			33,156,070
		North Carolina--0.3%
1,000,000		North Carolina State, GO UT Bonds, 5.00%, 5/1/2011	AAA/Aa1		1,081,310
		North Dakota--0.2%
750,000		North Dakota State Building Authority, Revenue Bonds, 4.00%, 12/1/2007	A+/A2		778,650
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Ohio--2.0%
$1,450,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 4.00% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 3/31/2005	NR/A3		$1,453,118
180,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 1997D-1), 4.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2015	NR/Aaa		180,682
280,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 1998A-1), 4.60% (GNMA Collateralized Home Mortgage Program COL), 9/1/2026	AAA/Aaa		280,980
875,000		Ohio State Air Quality Development Authority, Refunding Revenue Bonds (Series 2002A), 3.375% TOBs (Pennsylvania Power Co.), Mandatory Tender 7/1/2005	BB+/Baa2		872,883
1,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series 1999B), 4.50% TOBs (Toledo Edison Co.), Mandatory Tender 9/1/2005	BB+/Baa3		1,009,360
2,000,000		Ohio State Water Development Authority Pollution Control Facilities, Refunding Revenue Bonds (Series B), 3.35% TOBs (Ohio Edison Co.), Mandatory Tender 12/1/2005	BB+/Baa2		2,005,080
1,000,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series A), 5.50% (FGIC INS), 6/1/2006	AAA/Aaa		1,045,500
		TOTAL			6,847,603
		Oklahoma--1.0%
915,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2008	BBB+/NR		964,437
960,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2009	BBB+/NR		1,017,936
1,485,000		Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2), 6.25% (GNMA Collateralized Home Mortgage Program COL), 9/1/2029	NR/Aaa		1,503,533
		TOTAL			3,485,906
		Oregon--1.1%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.00% (Legacy Health System), 5/1/2006	AA/Aa3		1,034,330
2,000,000		Medford, OR Hospital Facilities Authority, (Rogue Valley Manor), SAVRs (Series 2002), 35-Day Reset (Radian Asset Assurance INS)	AA/NR		2,000,000
750,000		Port of Portland, OR, 3.25% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2005	BBB/NR		749,948
		TOTAL			3,784,278
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--4.8%
$1,345,000		Allegheny County, PA HDA, Revenue Bonds (Series 2003B), 5.50% (UPMC Health System), 6/15/2007	A+/NR		$1,433,608
1,000,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	AA-/NR		1,000,000
815,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008	BBB/NR		816,630
865,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	BBB/NR		868,062
160,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008	BBB/NR		160,320
220,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	BBB/NR		220,779
1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	BBB+/Baa1		1,129,004
660,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating), 1/1/2007	BBB-/NR		681,905
1,000,000		Pennsylvania State Higher Education Facilities Authority, Pennsylvania Financing Program Revenue Bonds (Series M), 4.00% TOBs (Cedar Crest College)/(Citizens Bank of Pennsylvania LOC), Mandatory Tender 5/1/2006	NR/Aa2		1,015,410
200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	A+/NR		212,102
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	A+/NR		1,084,050
820,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	BBB/Baa2		847,445
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004M-2), 3.50% TOBs (Valley Forge Military Academy Foundation)/(Fulton Bank LOC), Mandatory Tender 11/1/2008	NR/A1		1,004,960
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.625% TOBs (King's College)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2006	AA-/NR		2,032,920
1,250,000		Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50% (FGIC INS), 6/1/2006	AAA / Aaa		1,307,775
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Pennsylvania State, Refunding UT GO Bonds, 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 9/15/2011	AAA/Aaa		$1,070,800
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.50% (Guthrie Healthcare System, PA), 12/1/2005	A-/NR		1,025,090
230,000		Scranton-Lackawanna, PA Health & Welfare Authority, Revenue Bonds, 7.125% (Allied Services Rehabilitation Hospitals, PA), 7/15/2005	BB+		232,169
		TOTAL			16,143,029
		Rhode Island--0.6%
600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.00% (Lifespan Obligated Group), 8/15/2005	BBB/Baa1		607,818
650,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.25% (Lifespan Obligated Group), 8/15/2006	BBB/Baa1		672,529
700,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	BBB/Baa1		740,936
		TOTAL			2,021,283
		South Carolina--1.2%
1,000,000		Charleston County, SC, Hospital Revenue Bonds (Series 2004A), 5.00% (CareAlliance Health Services d/b/a Roper St. Francis Healthcare), 8/15/2007	A-/A3		1,053,220
780,000		Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00% (Lexington Medical Center), 5/1/2008	A/A2		851,386
1,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	BBB/Baa2		1,030,080
1,100,000		South Carolina State Public Service Authority, Revenue Bonds (Series D), 5.00% (Santee Cooper), 1/1/2007	AA-/Aa2		1,156,738
		TOTAL			4,091,424
		South Dakota--0.7%
1,240,000		South Dakota State Health & Educational Authority, Refunding Revenue Bonds, 5.25% (Sioux Valley Hospital & Health System), 11/1/2005	A+/A1		1,269,301
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	A-/NR		953,386
		TOTAL			2,222,687
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Tennessee--4.1%
$1,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	BBB/NR		$1,023,480
1,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Multifamily Housing Revenue Bonds, 5.20% TOBs (American Housing Corp.)/(FNMA LOC), Mandatory Tender 2/1/2006	AAA/NR		1,031,410
1,995,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2005	AA/Aa2		2,032,406
2,085,000		Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B), 4.50% (Vanderbilt University), 10/1/2006	AA/Aa2		2,164,814
2,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, Revenue Bonds, 4.10% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	BBB/NR		2,017,780
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% (Baptist Memorial Healthcare), 9/1/2007	AA/NR		1,054,560
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Revenue Bonds (Series 2004A R-Floats), 5.00% TOBs (Baptist Memorial Healthcare), Mandatory Tender 10/1/2008	AA/NR		1,063,160
2,470,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 4.00% (Wellmont Health System), 9/1/2005	BBB+/NR		2,483,634
740,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2007	BBB+/NR		769,104
		TOTAL			13,640,348
		Texas--9.2%
5,000,000		Austin, TX Water and Wastewater System, Refunding Revenue Bonds (Series 2002A), 5.25% (AMBAC INS), 11/15/2007	AAA/Aaa		5,390,900
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/ (Original Issue Yield: 5.71%), 11/15/2019	AAA/Aaa		1,111,660
965,000		Brazoria County, TX Health Facilities Development Corp., Revenue Bonds, 5.00% (Brazosport Memorial Hospital)/ (Radian Asset Assurance INS), 7/1/2008	AA/NR		1,032,647
2,885,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		2,968,578
1,195,000		Fort Worth, TX Independent School District, GO UT, 4.25% (PSFG GTD), 2/15/2005	AAA/Aaa		1,198,322
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,370,000		Gregg County, TX HFDC, Hospital Revenue Bonds (Series 2002A), 5.50% (Good Shepherd Medical Center), 10/1/2005	BBB/Baa2		$1,395,249
2,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	BBB+/Baa1		2,056,260
2,265,000		Gulf Coast, TX Waste Disposal Authority, Revenue Bonds (Series 2002), 5.00% (Bayport Area System)/ (AMBAC INS), 10/1/2007	AAA/Aaa		2,414,196
945,000		Harris County, TX HFDC, Hospital Revenue Bonds (Series 2004A), 5.00% (Memorial Hermann Healthcare System), 12/1/2007	A/A2		1,002,352
1,000,000		Harris County, TX, GO LT Correctional Facility Improvement Bonds, 5.50% (U.S. Treasury PRF 10/1/2006 @ 100)/ (Original Issue Yield: 5.55%), 10/1/2011	AA+/Aa1		1,056,220
1,000,000		Johnson County, TX, GO UT, 5.00% (FSA INS), 2/15/2016	AAA/Aaa		1,070,470
500,000		North Central Texas HFDC, Revenue Bonds, 5.50% (Baylor Health Care System), 5/15/2007	AA-/Aa3		532,370
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013	AAA/Aaa		1,068,510
750,000		San Antonio, TX Electric & Gas System, Refunding Revenue Bonds (Series 2002), 5.25%, 2/1/2008	AA/Aa1		811,703
1,000,000		Spring Texas Independent School District, 5.25% (PSFG GTD), 2/15/2019	AAA/Aaa		1,067,630
6,000,000		Texas Turnpike Authority, Second Tier Bond Anticipation Notes (Series 2002), 5.00%, 6/1/2008	AA/Aa3		6,476,940
		TOTAL			30,654,007
		Utah--0.6%
1,650,000		Alpine, UT School District, UT GO Bonds, 5.25% (Utah Qualified Local School Board Program GTD), 3/15/2006	NR/Aaa		1,710,109
420,000		Intermountain Power Agency, UT, (Series B), 5.25% (Escrowed In Treasuries COL)/(Original Issue Yield: 5.79%), 7/1/2017	A+/A1		425,296
		TOTAL			2,135,405
		Virginia--1.9%
605,000		Chesapeake, VA IDA, Public Facility Lease Revenue Bonds, 5.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.50%), 6/1/2005	AAA/Aaa		613,658
1,000,000		Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	BBB+/A3		1,025,510
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Virginia--continued
$1,000,000		Fairfax County, VA, (Series A), 5.00% (State Aid Withholding GTD), 6/1/2008	AAA/Aaa		$1,086,190
1,250,000		Hopewell, VA, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/15/2009	A/A2		1,310,638
1,280,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2007	BBB+/A3		1,258,957
1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/ (Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	BBB+/Baa1		1,000,040
		TOTAL			6,294,993
		Washington--3.3%
1,155,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50% (FSA INS), 1/1/2005	AAA/Aaa		1,155,000
2,065,000		Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000), 5.50% (FSA INS), 1/1/2006	AAA/Aaa		2,131,927
1,000,000		Snohomish County, WA School District No. 6, UT GO Refunding Bonds, 5.45% (FGIC INS), 12/1/2005	AAA/Aaa		1,030,800
1,310,000		Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 12/15/2007	AAA/Aaa		1,425,149
1,000,000		Washington State Public Power Supply System, (Series B), 5.40% (Energy Northwest, WA)/(Original Issue Yield: 5.45%), 7/1/2005	NR/Aaa		1,016,810
2,000,000		Washington State, Refunding UT GO Bonds, 5.25%, 9/1/2005	AA/Aa1		2,042,660
2,000,000		Washington State, Various Purpose Refunding UT GO Bonds (Series R-2003A), 3.50% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		2,047,240
		TOTAL			10,849,586
		Wisconsin--2.0%
1,000,000		Pleasant Prairie, WI Water & Sewer System, Bond Anticipation Notes, 4.00% (U.S. Treasury PRF 10/1/2006 @ 100), 10/1/2007	NR/A3		1,030,970
1,885,000		Waupaca, WI, Anticipation Notes (Series 2003B), 3.50%, 4/1/2007	NR		1,886,998
1,500,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 5.00% (Ministry Health Care)/(MBIA Insurance Corp. INS), 2/15/2005	AAA/Aaa		1,505,535
765,000		Wisconsin State HEFA, Revenue Bonds (Series 2003A), 5.00% (Wheaton Franciscan Services), 8/15/2009	A/A2		825,236
1,300,000		Wisconsin State, (Series F), 5.00% (FSA INS), 5/1/2005	AAA/Aaa		1,313,143
		TOTAL			6,561,882
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Wyoming--1.7%
$2,150,000		Albany County, WY, Pollution Control Revenue Bonds (Series 1985), 3.25% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2005	BBB/NR		$2,150,580
3,500,000		Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	A-/A3		3,446,940
		TOTAL			5,597,520
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $306,041,028)			309,467,032
		SHORT-TERM MUNICIPALS--6.2%
		Arizona--0.9%
3,000,000		Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	A-1+/VMIG1		3,000,000
		California--1.7%
4,200,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-4) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and J.P. Morgan Chase Bank, N.A. LOCs)	AA-/Aaa		4,200,000
1,500,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ)	A-1+/VMIG1		1,500,000
		TOTAL			5,700,000
		District of Columbia--0.9%
3,000,000		District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC)	NR/Aa2		3,000,000
		New York--2.0%
6,900,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC) /(Bayerische Landesbank Girozentrale INV)/(Bank of America N.A. and Bank of New York LOCs)	A-1+/VMIG1		6,900,000
Principal Amount			Credit Rating	[1]	Value
		MUNICIPAL BONDS--continued
		Texas--0.7%
$2,300,000		Harris County, TX HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		$2,300,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $20,900,000)			20,900,000
		TOTAL MUNICIPAL INVESTMENTS--98.6% (IDENTIFIED COST $326,941,028) [3]			330,367,032
		OTHER ASSETS AND LIABILITIES - NET--1.4%			4,554,374
		TOTAL NET ASSETS--100%			$334,921,406

Securities that are subject to the federal alternative minimum tax (AMT) represent 9.5% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2004, these securities amounted to $5,532,310 which represents 1.7% of the total net assets.

3 The cost of investments for federal tax purposes amounts to $326,913,504.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
ARNS	--Auction Rate Notes
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
SAVRs	--Select Auction Variable Rates
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $326,941,028)		$330,367,032
Cash		64,336
Income receivable		3,588,963
Receivable for investments sold		1,835,000
Receivable for shares sold		244,566
TOTAL ASSETS		336,099,897
Liabilities:
Payable for shares redeemed	$802,237
Income distribution payable	334,598
Payable for Directors'/Trustees' fees	1,070
Payable for shareholder services fees (Note 5)	7,944
Accrued expenses	32,642
TOTAL LIABILITIES		1,178,491
Net assets for 32,560,252 shares outstanding		$334,921,406
Net Assets Consist of:
Paid-in capital		$334,394,499
Net unrealized appreciation of investments		3,426,004
Accumulated net realized loss on investments and futures contracts		(2,910,246)
Undistributed net investment income		11,149
TOTAL NET ASSETS		$334,921,406
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$297,687,589 ÷ 28,940,462 shares outstanding, no par value, unlimited shares authorized		$10.29
Institutional Service Shares:
$37,233,817 ÷ 3,619,790 shares outstanding, no par value, unlimited shares authorized		$10.29

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended December 31, 2004 (unaudited)

Investment Income:
Interest			$5,423,148
Expenses:
Investment adviser fee (Note 5)		$709,602
Administrative personnel and services fee (Note 5)		142,421
Custodian fees		10,153
Transfer and dividend disbursing agent fees and expenses		25,741
Directors'/Trustees' fees		6,838
Auditing fees		8,299
Legal fees		3,341
Portfolio accounting fees		62,092
Distribution services fee--Institutional Service Shares (Note 5)		52,216
Shareholder services fee--Institutional Shares (Note 5)		391,286
Shareholder services fee--Institutional Service Shares (Note 5)		52,216
Share registration costs		17,858
Printing and postage		12,967
Insurance premiums		4,714
Miscellaneous		5,883
TOTAL EXPENSES		1,505,627
Waivers: (Note 5)
Waiver of investment adviser fee	$(186,507)
Waiver of administrative personnel and services fee	(7,242)
Waiver of distribution services fee--Institutional Service Shares	(52,216)
Waiver of shareholder services fee--Institutional Shares	(391,286)
TOTAL WAIVERS		(637,251)
Net expenses			868,376
Net investment income			4,554,772
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(102,481)
Net realized loss on futures contracts			(326,612)
Net change in unrealized appreciation of investments and futures contracts			942,523
Net realized and unrealized gain on investments and futures contracts			513,430
Change in net assets resulting from operations			$5,068,202

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2004	Year Ended 6/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,554,772	$9,858,295
Net realized loss on investments and futures contracts	(429,093)	(273,030)
Net change in unrealized appreciation/depreciation of investments and futures contracts	942,523	(7,650,436)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,068,202	1,934,829
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,054,647)	(8,708,193)
Institutional Service Shares	(488,303)	(1,102,315)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,542,950)	(9,810,508)
Share Transactions:
Proceeds from sale of shares	55,079,263	192,943,122
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Short Term Tax-Free Bond Fund	--	40,717,774
Net asset value of shares issued to shareholders in payment of distributions declared	2,410,516	4,989,340
Cost of shares redeemed	(99,063,245)	(221,583,884)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(41,573,466)	17,066,352
Change in net assets	(41,048,214)	9,190,673
Net Assets:
Beginning of period	375,969,620	366,778,947
End of period (including undistributed (distributions in excess of) net investment income of $11,149 and $(673), respectively)	$334,921,406	$375,969,620

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 2004 (unaudited)

1. ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average maturity of less than three years.

On September 26, 2003, the Fund received a tax-free transfer of assets from the Riggs Short Term Tax-Free Bond Fund, as follows:

	Shares of Federated Short-Term Municipal Trust Issued	Riggs Short-Term Tax-Free Bond Fund Net Assets Received	Riggs Short-Term Tax-Free Bond Fund Unrealized Appreciation [1]	Net Assets of Federated Short-Term Municipal Trust Prior to Combination	Net Assets of Riggs Short-Term Tax-Free Bond Fund Immediately Prior to Combination	Net Assets of Federated Short-Term Municipal Trust Immediately After Combination
Institutional Shares	3,900,170	$40,717,774	$1,516,291	$361,061,372	$40,717,774	$401,779,146

1 Unrealized appreciation is included in the Riggs Short-Term Tax-Free Bond Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases bond interest rate futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or municipal securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended December 31, 2004, the Fund had realized losses on future contracts of $326,612.

At December 31, 2004, the Fund had no open futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at December 31, 2004 is as follows:

Security	Acquisition Date	Acquisition Cost
Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$2,000,000
Director of the State of Nevada Department of Business and Industry, Solid Waste Disposal Revenue Bonds, 3.30% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2007	9/23/2004	$1,500,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 12/31/2004		Year Ended 6/30/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,993,907	$51,518,358	17,683,047	$184,026,989
Shares issued to shareholders in payment of distributions declared	222,147	2,289,563	445,744	4,629,642
Shares redeemed	(8,429,417)	(86,916,052)	(18,665,298)	(193,961,469)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,213,363)	$(33,108,131)	(536,507)	$(5,304,838)

	Six Months Ended 12/31/2004		Year Ended 6/30/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	345,129	$3,560,905	858,088	$8,916,133
Proceeds from shares issued in connection with the tax-free transfer of assets from Riggs Short-Term Tax-Free Bond Fund	--	--	3,900,170	40,717,774
Shares issued to shareholders in payment of distributions declared	11,734	120,953	34,615	359,698
Shares redeemed	(1,176,902)	(12,147,193)	(2,665,412)	(27,622,415)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(820,039)	$(8,465,335)	2,127,461	$22,371,190
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,033,402)	$(41,573,466)	1,590,954	$17,066,352

4. FEDERAL TAX INFORMATION

At December 31, 2004, the cost of investments for federal tax purposes was $326,913,504. The net unrealized appreciation of investments for federal tax purposes was $3,453,528. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,772,893 and net unrealized depreciation from investments for those securities having an excess of cost over value of $319,365.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to the amortization/accretion tax elections on fixed-income securities.

At June 30, 2004, the Fund had a capital loss carryforward of $2,150,001, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$170,193
2008	$541,582
2009	$624,448
2010	$261,798
2011	$551,980

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser is required to reimburse the Fund's Institutional Shares, to the extent of its adviser fee, the amount, if any, by which the Fund's Institutional Shares aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund's Institutional Shares.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the six months ended December 31, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $80,305,000 and $78,845,630, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended December 31, 2004, were as follows:

Purchases	$32,505,155
Sales	$56,629,548

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

8020108 (2/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
            Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and
            Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act)
are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form
N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Short-Term Municipal Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        February 18, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ John B. Fisher, Principal Executive Officer
Date        February 18, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        February 18, 2005